CONDENSED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Class B Convertible Preferred Stock [Member]	Class A Convertible Preferred Stock [Member]
Balance, shares at Dec. 31, 2021		37,103,394				56,635,000
Balance, amount at Dec. 31, 2021	$ (217,514)	$ 3,710	$ 74,374	$ (301,261)		$ 5,663
Net loss	(540,037)	$ 0	$ 0	$ (540,037)
Balance, shares at Dec. 31, 2022		37,428,394	236,842	(841,298)		56,635,000
Balance, amount at Dec. 31, 2022	(595,051)	$ 3,742	$ 236,842	$ (841,298)	$ 0	$ 5,663
Net loss	(826,376)	0	0	(826,376)	0	0
Share conversions, amount	0	506	(486)	0	0	$ (20)
Preferred stock issued for services, shares						200,004
Preferred stock issued for services, amount	110,002	$ 0	109,982	0	0	$ 20
Common stock issued for cash, shares		725,000
Common stock issued for cash, amount	412,500	$ 73	412,427	0	0	$ 0
Share conversions, shares		5,060,125				(202,405)
Common stock issued for services, shares		2,945,087
Common stock issued for services, amount	83,001	$ 295	82,706	0	0	$ 0
Balance, shares at Jun. 30, 2023		46,158,606				56,632,599
Balance, amount at Jun. 30, 2023	(815,924)	$ 4,616	$ 841,471	$ (1,667,674)	0	$ 5,663
Balance, shares at Dec. 31, 2022		37,428,394	236,842	(841,298)		56,635,000
Balance, amount at Dec. 31, 2022	(595,051)	$ 3,742	$ 236,842	$ (841,298)	0	$ 5,663
Net loss	(1,580,733)	0	0	(1,580,733)		0
Share conversions, amount	0	1,381	1,326	0		$ (55)
Preferred stock issued for services, shares						200,004
Preferred stock issued for services, amount	110,002	$ 0	109,982	0		$ 20
Common stock issued for cash, shares		825,000
Common stock issued for cash, amount	$ 412,500	$ 83	412,417	0		$ 0
Share conversions, shares	552,405	13,810,125				(552,405)
Common stock issued for services, shares		6,518,950
Common stock issued for services, amount	$ 178,544	$ 652	177,892	0		$ 0
Settlement of derivative liability	59,831	$ 0	59,831	0		$ 0
Balance, shares at Dec. 31, 2023		58,582,469				56,282,599
Balance, amount at Dec. 31, 2023	(1,414,907)	$ 5,858	995,638	(2,422,031)	0	$ 5,628
Balance, shares at Mar. 31, 2023		43,213,519				56,432,595
Balance, amount at Mar. 31, 2023	(475,263)	$ 4,321	648,783	(1,134,010)	0	$ 5,643
Net loss	(533,664)	0	0	(533,664)	0	0
Share conversions, amount	143,003	$ 150	142,833	0	0	$ 20
Share conversions, shares		1,500,000				200,004
Common stock issued for cash, shares		1,445,087
Common stock issued for cash, amount	50,000	$ 145	49,855	0	0	$ 0
Balance, shares at Jun. 30, 2023		46,158,606				56,632,599
Balance, amount at Jun. 30, 2023	(815,924)	$ 4,616	841,471	(1,667,674)	0	$ 5,663
Balance, shares at Dec. 31, 2023		58,582,469				56,282,599
Balance, amount at Dec. 31, 2023	(1,414,907)	$ 5,858	995,638	(2,422,031)	0	$ 5,628
Net loss	(625,629)	0	0	(625,629)	0	0
Share conversions, amount	0	1,005	(966)	0	$ 0	$ (39)
Preferred stock issued for services, shares					90	40,000
Preferred stock issued for services, amount	60,000	$ 0	59,996	0	$ 0	$ 4
Common stock issued for cash, shares		3,929,408
Common stock issued for cash, amount	125,006	$ 393	124,613	0	0	$ 0
Share conversions, shares		10,061,800				(402,472)
Common stock issued for services, shares		900,000
Common stock issued for services, amount	43,400	$ 90	43,310	0	0	$ 0
Settlement of derivative liability	(151,440)	$ 0	(151,440)	0	0	0
Common stock issued note conversion, shares		2,071,713
Common stock issued note conversion, amount	40,937	$ 208	40,729	0	$ 0	$ 0
Balance, shares at Jun. 30, 2024		75,545,390			90	55,920,127
Balance, amount at Jun. 30, 2024	(1,922,633)	$ 7,554	1,111,880	(3,047,660)	$ 0	$ 5,593
Balance, shares at Mar. 31, 2024		65,881,177			90	56,207,827
Balance, amount at Mar. 31, 2024	(1,611,343)	$ 6,588	1,084,916	(2,708,468)	$ 0	$ 5,621
Net loss	(339,192)	0	0	(339,192)	0	0
Share conversions, amount	0	$ 718	(690)	0	0	$ (28)
Share conversions, shares		7,192,500				(287,700)
Common stock issued for services, shares		400,000
Common stock issued for services, amount	13,400	$ 40	13,360	0	0	$ 0
Settlement of derivative liability	(26,435)	$ 0	(26,435)	0	0	0
Common stock issued note conversion, shares		2,071,713
Common stock issued note conversion, amount	40,937	$ 208	40,729	0	$ 0	$ 0
Balance, shares at Jun. 30, 2024		75,545,390			90	55,920,127
Balance, amount at Jun. 30, 2024	$ (1,922,633)	$ 7,554	$ 1,111,880	$ (3,047,660)	$ 0	$ 5,593